REPORTABLE SEGMENTS	12 Months Ended
Dec. 31, 2018
Disclosure Of Reportable Segments [Abstract]
Disclosure of entity's operating segments [text block]
NOTE 24.  REPORTABLE SEGMENTS

The main products that generate revenue for each reportable segment are described as follows:

•	Pulp: The main products sold by this reportable segment are long fiber bleached pulp (BSKP), short fiber bleached pulp (BHKP), long fiber raw pulp (UKP), and pulp fluff.

•
Wood products: The range of products sold by this reportable segment are plywood panels, MDF panels (medium density fiberboard), Hardboard Panels, PB Panels (agglomerated) different sizes of sawn wood and remanufactured products such as moldings, precut pieces and finger joints.

•
Forestry: This reportable segment produces and sells sawn logs, pulpable logs, posts and chips made from owned forests of Radiata and Taeda pine, eucalyptus globulus and nitens forests. Additionally, purchases logs and woodchip from third parties, which it sells to its other reportable segment.

Pulp

The Pulp reportable segment uses wood exclusively from pine and eucalyptus plantations for the production of different classes of wood cellulose or pulp. Bleached pulp is mainly used as raw material for producing printing and writing paper, as well as toilet paper and high quality wrapping paper. Unbleached pulp is used to produce packing paper, filters, fiber cement products, dielectric paper and others. On the other hand, fluff pulp is mainly used in the production of diapers and female hygiene products.

Arauco has seven plants, five in Chile, one in Argentina and one in Uruguay (50% property of Arauco) and they have a total production capacity of approximately 4 million tons per year. Pulp is sold in more than 33 countries, mainly in Asia and Europe.

Wood products

The Panels area produces a wide range of panel products and several kinds of moldings aimed at the furniture, decoration and construction industries. It consists of 19 industrial plants: 5 in Chile, 2 in Argentina, 4 in Brazil, and 8 plants around USA and Canada. The Company has a total annual production capacity of 7.4 million cubic meters of PBO, MDF, Hardboards, plywood and moldings.

Through the joint venture Sonae Arauco (see note 16), Arauco produces and sells wood panels, of the type of MDF, PB and OSB, and sawn timber, through the operation of 2 panel plants and one sawmill in Spain; 2 panel plants and one resin plant in Portugal; 4 panel plants in Germany and 2 panel plants in South Africa.
In total, Sonae Arauco’s production capacity is approximately
1.5
million m
3
of MDF,
2.3
million m
3
of PB,
516,000
m
3
of OSB and
50,000
m
3
of sawn lumber.

Including Sonae Arauco at 50%, Arauco totalize a capacity of 4.6 million m3 of MDF, 4 million m3 of PB and 258,000 m3 of OSB in its plants.

The Sawn Timber area produces a wide range of wood and remanufactured products with different kinds of uses and appearances, which include a wide variety of uses in the furniture, packing, construction and refurbishing industries.

With 8 saw mills in operation (7 in Chile and 1 in Argentina), the Company has a production capacity of 2.9 million m3 of sawn wood.

Furthermore, the Company has 5 remanufacturing plants, 4 in Chile and 1 in Argentina. These plants reprocess sawn wood and produce high quality remanufactured products, such as finger joint and solid moldings as well as precut pieces.

Forestry

The Forestry reportable segment is Arauco’s core business. It provides raw materials for all products manufactured and sold by the Company. By directly controlling the growth of the forests to be processed, Arauco guarantees itself quality wood for each of its products.

Arauco holds forestry assets distributed throughout Chile, Argentina, Brazil and Uruguay, reaching 1.77 million hectares as of December 31, 2018, of which 1.02 million hectares are used for plantations, 441 thousand hectares for native forests, 199 thousand hectares for other uses and 111 thousand hectares are to be planted.

Arauco’s principal plantations consist of radiata and taeda pine and eucalyptus to a lesser degree. These are species that have fast growth rates and short harvest cycles compared with other long fiber commercial woods.

Arauco has no customers representing 10% or more of its revenues.

Below, please find summarized information concerning the assets, liabilities and profits and losses at the end of each period, by segments. The profit (loss) of each segment informed takes into consideration that taxes and income and financial costs have not been allocated to the various segments, and are shown as part of the Corporate’s segment:

Year ended December 31, 2018	Pulp	Forestry	Panels	Others	Corporate	Sub Total	Elimination	Total
	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$

Revenues from goods sale	2,956,863	105,170	2,761,878	33,673	-	5,857,584		5,857,584
Revenues from services sale	87,643	8,811	-	795	-	97,249		97,249
Revenues from external customers	3,044,506	113,981	2,761,878	34,468	-	5,954,833		5,954,833

Revenues from transactions with other operating segments	42,434	1,038,624	9,058	37,568	-	1,127,684	(1,127,684)	-

Finance income	-	-	-	-	20,895	20,895		20,895
Finance costs	-	-	-	-	(214,779)	(214,779)		(214,779)
Net finance costs	-	-	-	-	(193,884)	(193,884)		(193,884)

Depreciation and amortizations	232,275	19,448	145,299	3,313	7,087	407,422		407,422
Sum of significant income accounts	1,888	86,763	3,195	-	-	91,846		91,846
Sum of significant expense accounts	19,619	3,885	4,555	-	-	28,059		28,059

Profit (loss) of each reportable segment	1,173,249	(146,538)	232,914	7,506	(540,372)	726,759		726,759

Share of profit (loss) of associates and joint ventures accounted for using equity method

Associates	-	-	-	-	3,043	3,043		3,043
Joint ventures	-	-	12,549	-	1,654	14,203		14,203

Income tax expense	-	-	-	-	(226,765)	(226,765)		(226,765)

Geographical information on revenues
Revenue – Chilean entities	2,303,086	55,579	1,319,766	795	-	3,679,226		3,679,226
Revenue – Foreign entities	741,420	58,402	1,442,112	33,673	-	2,275,607		2,275,607
Total Ordinary Income	3,044,506	113,981	2,761,878	34,468	-	5,954,833		5,954,833

	Pulp	Forestry	Panels	Others	Corporate	Sub Total	Elimination	Total
Year ended December 31, 2018	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$

Amounts of additions to non-current assets
	324,482	251,574	323,675	645	293	900,669	-	900,669
Acquisition of property, plant and equipment and biological assets					19,627	19,627	-	19,627
Acquisition and contribution of investments in associates and joint venture

	Pulp	Forestry	Panels	Others	Corporate	Sub Total	Elimination	Total
Year ended December 31, 2018	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Segment assets	5,252,765	5,114,163	2,905,670	49,588	1,317,041	14,639,227	(45,479)	14,593,748
Segments assets (excluding deferred tax assets)	5,252,765	5,114,163	2,905,670	49,588	1,312,406	14,634,592	(45,479)	14,589,113
Deferred tax assets	-	-	-	-	4,635	4,635		4,635

Investments accounted through equity method
Associates	-	38,497	-	-	117,112	155,609		155,609
Joint Ventures	-	-	181,103	-	21,341	202,444		202,444
Segment liabilities	396,332	180,259	405,551	13,727	6,258,908	7,254,777		7,254,777
Segments liabilities (excluding deferred tax liabilities)	396,332	180,259	405,551	13,727	4,841,250	5,837,119		5,837,119
Deferred tax liabilities	-	-	-	-	1,417,658	1,417,658		1,417,658

Geographical information on non-current assets
Chile	2,667,179	3,259,801	806,253	20,382	120,231	6,873,846	(3,842)	6,870,004
Foreign countries	1,657,532	1,304,390	1,247,008	19,507	54,147	4,282,584	-	4,282,584
Non-current assets, Total	4,324,711	4,564,191	2,053,261	39,889	174,378	11,156,430	(3,842)	11,152,588

	Pulp	Forestry	Wood products	Others	Corporate	Sub Total	Elimination	Total
Year ended December 31, 2017	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$

Revenues from goods sale	2,356,782	104,392	2,633,773	38,391	-	5,133,338		5,133,338
Revenues from services sale	94,581	9,730	-	692	-	105,003		105,003
Revenues from external customers	2,451,363	114,122	2,633,773	39,083	-	5,238,341	-	5,238,341

Revenues from transactions with other operating segments	43,829	970,384	6,297	35,659	-	1,056,169	(1,056,169)	-

Finance income	-	-	-	-	19,640	19,640	-	19,640
Finance costs	-	-	-	-	(287,958)	(287,958)	-	(287,958)
Net finance costs	-	-	-	-	(268,318)	(268,318)	-	(268,318)

Depreciation and amortizations	246,382	22,011	142,504	3,568	7,086	421,551	-	421,551
Sum of significant income accounts	581	91,089	1,304	-	-	92,974	-	92,974
Sum of significant expense accounts	-	138,139	3,333	-	-	141,472	-	141,472

Profit (loss) of each reportable segment	589,934	(210,566)	225,317	6,668	(341,001)	270,352	-	270,352

Share of profit (loss) of associates and joint ventures accounted for using equity method

Associates	-	-	-	-	4,855	4,855	-	4,855
Joint ventures	-	-	10,378	-	1,784	12,162	-	12,162

Income tax expense	-	-	-	-	30,992	30,992	-	30,992

Geographical information on revenues
Revenue – Chilean entities	1,781,769	55,946	1,265,161	692	-	3,103,568	-	3,103,568
Revenue – Foreign entities	669,594	58,176	1,368,612	38,391	-	2,134,773	-	2,134,773
Total Ordinary Income	2,451,363	114,122	2,633,773	39,083	-	5,238,341	-	5,238,341

	Pulp	Forestry	Wood products	Others	Corporate	Sub Total	Elimination	Total
Year ended December 31, 2017	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$

Amounts of additions to non-current assets

Acquisition of property, plant and equipment and biological assets	191,771	211,245	230,395	428	4,127	637,966	-	637,966
Acquisition and contribution of investments in associates and joint venture	-	-	-	-	15,918	15,918	-	15,918

	Pulp	Forestry	Wood products	Others	Corporate	Sub Total	Elimination	Total
Year ended December 31, 2017	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Segment assets	5,035,105	5,040,500	3,024,120	52,640	881,000	14,033,365	(38,765)	13,994,600
Segments assets (excluding deferred tax assets)	5,035,105	5,040,500	3,024,120	52,640	872,734	14,025,099	(38,765)	13,986,334
Deferred tax assets	-	-	-	-	8,266	8,266	-	8,266

Investments accounted through equity method
Associates	-	48,921	-	-	110,046	158,967	-	158,967
Joint Ventures	-	-	189,568	-	20,237	209,805	-	209,805
Segment liabilities	325,598	184,721	489,022	16,100	5,862,266	6,877,707	-	6,877,707
Segment liabilities (excluding deferred tax liabilities)	325,598	184,721	489,022	16,100	4,376,902	5,392,343	-	5,392,343
Deferred tax liabilities	-	-	-	-	1,485,364	1,485,364	-	1,485,364

Geographical information on non-current assets
Chile	2,537,947	3,221,911	666,234	22,220	187,639	6,635,951	(4,635)	6,631,316
Foreign countries	1,700,240	1,648,557	1,191,895	21,571	30,658	4,592,921	-	4,592,921
Non-current assets, Total	4,238,187	4,870,468	1,858,129	43,791	218,297	11,228,872	(4,635)	11,224,237

	Pulp	Forestry	Wood products	Others	Corporate	Sub Total	Elimination	Total
Year ended December 31, 2016	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$

Revenues from goods sale	2,041,897	89,750	2,494,750	23,183		4,649,580		4,649,580
Revenues from services sale	104,182	6,738	-	885		111,805		111,805
Revenues from external customers	2,146,079	96,488	2,494,750	24,068	-	4,761,385	-	4,761,385

Revenues from transactions with other reportable segments	41,586	1,105,220	6,938	34,085	-	1,187,829	(1,187,829)	-

Finance income	-	-	-	-	29,701	29,701	-	29,701
Finance costs	-	-	-	-	(258,467)	(258,467)	-	(258,467)
Net finance costs	-	-	-	-	(228,766)	(228,766)	-	(228,766)

Depreciation and amortizations	240,699	19,996	139,844	2,529	6,319	409,387	-	409,387
Sum of significant income accounts	212	227,776	269	-	-	228,257	-	228,257
Sum of significant expense accounts	-	15,193	12,565	-	-	27,758	-	27,758

Profit (loss) of each reportable segment	308,536	98,955	165,887	(2,559)	(353,242)	217,577	-	217,577

Share of profit (loss) of associates and joint ventures accounted for using equity method

Associates	-	-	-	-	16,348	16,348	-	16,348
Joint ventures	-	-	5,475	-	2,116	7,591	-	7,591

Income tax expense	-	-	-	-	(45,647)	(45,647)	-	(45,647)

Geographical information on revenues
Revenue – Chilean entities	1,521,453	52,161	1,275,937	885	-	2,850,436	-	2,850,436
Revenue – Foreign entities	624,626	44,327	1,218,813	23,183	-	1,910,949	-	1,910,949
Total Ordinary Income	2,146,079	96,488	2,494,750	24,068	-	4,761,385	-	4,761,385

	Pulp	Forestry	Wood products	Others	Corporate	Sub Total	Elimination	Total
Year ended December 31, 2016	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Amounts of additions to non-current assets

Acquisition of property,plant and equipment and biological assets	205,205	182,743	118,408	1,479	3,883	511,718	-	511,718

Acquisition and contribution of investments in associates and joint venture	-	-	153,135	-	-	153,135	-	153,135

	Pulp	Forestry	Wood products	Others	Corporate	Sub Total	Elimination	Total
Year ended December 31, 2016	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Segment assets	5,077,300	5,492,364	2,515,092	30,970	932,059	14,047,785	(41,604)	14,006,181
Segments assets (excluding deferred tax assets)	5,077,300	5,492,364	2,515,092	30,970	925,962	14,041,688	(41,604)	14,000,084
Deferred tax assets	-	-	-	-	6,097	6,097	-	6,097

Investments accounted through equity method
Associates	-	160,490	-	-	105,285	265,775	-	265,775
Joint Ventures	-	-	161,703	-	19,070	180,773	-	180,773
Segment liabilities	277,474	161,091	311,667	11,836	6,244,830	7,006,898	-	7,006,898
Segment liabilities (excluding deferred tax liabilities)	277,474	161,091	311,667	11,836	4,613,765	5,375,833	-	5,375,833
Deferred tax liabilities	-	-	-	-	1,631,065	1,631,065	-	1,631,065

Geographical information on non-current assets
Chile	2,572,702	3,509,727	721,418	27	135,808	6,939,682	(3,575)	6,936,107
Foreign countries	1,740,559	1,525,190	1,016,633	23,040	42,292	4,347,714	-	4,347,714
Non-current assets, Total	4,313,261	5,034,917	1,738,051	23,067	178,100	11,287,396	(3,575)	11,283,821

Information required by geographic area:

	Geographical area
2018	Local country	Foreign country
	Chile	Argentina	Brazil	USA/Canada	Uruguay	Total
Disclosure of geographical areas	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Revenues from sales of goods	3,608,017	479,698	504,589	815,668	449,612	5,857,584
Revenues from sales of services	71,209	-	-	-	26,040	97,249
Revenues at 12-31-2018	3,679,226	479,698	504,589	815,668	475,652	5,954,833
Non-current Assets at 12-31-2018 other than deferred tax	6,865,406	825,915	984,746	810,461	1,661,425	11,147,953

	Geographical area
2017	Local country	Foreign country
	Chile	Argentina	Brazil	USA/Canada	Uruguay	Total
Disclosure of geographical areas	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Revenues from sales of goods	3,028,025	494,479	395,416	801,092	414,326	5,133,338
Revenues from sales of services	75,543	-	-		29,460	105,003
Revenues at 12-31-2017	3,103,568	494,479	395,416	801,092	443,786	5,238,341
Non-current Assets at 12-31-2017 other than deferred tax	6,624,381	956,511	1,274,536	575,231	1,785,312	11,215,971

	Geographical area
2016	Local country	Foreign country
	Chile	Argentina	Brazil	USA/Canada	Uruguay	Total
Disclosure of geographical areas	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Revenues from sales of goods	3,001,181	360,224	354,170	779,356	154,649	4,649,580
Revenues from sales of services	84,461	-	-	-	27,344	111,805
Revenues at 12-31-2016	3,085,642	360,224	354,170	779,356	181,993	4,761,385
Non-current Assets at 12-31-2016 other than deferred tax	6,931,755	960,596	1,186,538	397,924	1,800,911	11,277,724